EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended May 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.20%
From	01-May-15	15-May-15	15-Jun-15	Floating Allocation Percentage at Month-End	64.92%
To	31-May-15	15-Jun-15
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$631,864,048.17		Beginning	-
			Payout	-
Total Collateral	$1,874,064,048.17		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	187.41%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.185600%
Beginning Gross Principal Pool Balance	$5,535,734,453.15		Applicable Margin	0.300000%
Total Principal Collections	$(1,944,621,911.67)			0.485600%
Investment in New Receivables	$1,876,907,316.82
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(27,704,782.06)		Interest	418,155.56	0.42
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.42
Less Net CMA Offset	$(529,330,565.30)
Less Servicing Adjustment	$(4,882,835.97)		Total Due Investors	418,155.56	0.485600%
Ending Balance	$4,906,101,674.97		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,415,381.38
SAP for Next Period	38.20%

Average Receivable Balance	$4,957,539,928.13
Monthly Payment Rate	39.23%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,567,600.87
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,567,600.87